CORPORATE AND SUBSIDIARY BORROWINGS - Narrative (Details) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jun. 30, 2024	May 31, 2024	Dec. 31, 2023
Subsidiary borrowings | Subsidiary Borrowings Matures 2027
Line of Credit Facility [Line Items]
Debt, gross amount			$ 2,800,000,000
Matures 2027			1,900,000,000
Matures 2032-2047			1,000,000,000
Revolving credit facilities | Bilateral Credit Facilities | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,200,000,000		$ 750,000,000
Total drawings			505,000,000		430,000,000
Revolving credit facilities | Bilateral Credit Facilities Maturity Date Of June 2025 | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			18,000,000
Revolving credit facilities | Bilateral Credit Facilities Maturity Date Of June 2029 | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,200,000,000
Revolving credit facilities | $1.0 Billion, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			1,000,000,000
Total drawings			$ 860,000,000		776,000,000
Debt term			364 days
Revolving credit facilities | $400 Million, Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 400,000,000
Total drawings			0		$ 0
Secured Debt | Secured Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 1,000,000,000	$ 250,000,000	$ 250,000,000
Debt term		364 days
Repayments of debt	$ 500,000,000